PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The Company’s property, plant and equipment as at December 31, 2017 and 2016 are as follows:

	Property,	Assets under
	plant and equipment	construction	Total
Cost
At January 1, 2016	$90,625	$377,283	$467,908
Decommissioning and restoration adjustment	726	-	726
Additions	585	213,397	213,982
At December 31, 2016	91,936	590,680	682,616
Decommissioning and restoration adjustment	2,979	-	2,979
Transfers	537,293	(537,293)	-
Additions*	75,191	(29,408)	45,783
At December 31, 2017	$707,399	$23,979	$731,378

Accumulated depreciation
At January 1, 2016	$(4,651)	$-	$(4,651)
Depreciation	(1,912)	-	(1,912)
At December 31, 2016	(6,563)	-	(6,563)
Depreciation and depletion	(62,157)	-	(62,157)
At December 31, 2017	$(68,720)	$-	$(68,720)

Carrying amounts
At December 31, 2016	$85,373	$590,680	$676,053
At December 31, 2017	$638,679	$23,979	$662,658

*Included in the additions of assets under construction for the year ended December 31, 2017 is $10,168 (2016 - $34,750) of borrowing and other costs, and is net of $67,493 (2016 - $3,622) of pre-production sales. Amounts were transferred to their appropriate asset class upon the declaration of commercial production.